CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		Consolidated
	12/31/2023	12/31/2022
Cash and banks
In Brazil	103,383	85,120
Abroad	10,797,192	6,310,338
	10,900,575	6,395,458

Investments
In Brazil	4,227,916	5,110,749
Abroad	917,727	485,149
	5,145,643	5,595,898
	16,046,218	11,991,356